Financial risk management and financial instruments - Derivatives Designated in Hedge Relationships (Details) - Interest rate swaps R in Millions, $ in Millions	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	Dec. 31, 2015 USD ($)
Financial risk management and financial instruments
Fair value of liabilities		R (1,473)
Cash flow hedge
Financial risk management and financial instruments
Contract/Notional amount | $	$ 1,950		$ 2,000		$ 1,950
Fair value of assets				R 246